Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Liabilities

	December 31, 2012 $	December 31, 2011 $
Voyage and vessel expenses	6,437	10,891
Audit, legal and other general expenses	6,882	8,435
Interest including interest rate swaps	20,162	19,606
Payroll and benefits(1)	4,003	6,877
Income tax payable and other	650	931

Total	38,134	46,740

(1)	As at December 31, 2012 and 2011, nil and $3.6 million, respectively, of accrued liabilities related to crewing and manning costs payable to the subsidiaries of Teekay Corporation (see Note 12c).